Income Taxes (Tables)	12 Months Ended
Mar. 31, 2016
Income Tax Disclosure [Abstract]
Components of Loss Before Income Taxes

	Year ended March 31,
	2014	2015	2016
Hong Kong	$(2)	$(2)	$(2)
Macao	536	292	840
PRC	(6,989)	(2,543)	(5,614)
Loss from continuing operations	$(6,455)	$(2,253)	(4,776)
Loss from discontinued operations - PRC	(411)	(348)	—
Net Loss	$(6,866)	$(2,601)	(4,776)

Schedule of Provision for Income Taxes
	Year ended March 31,
	2014	2015	2016
Current tax
- PRC	$347	$92	$103
Deferred tax	277	115	55
	$624	$207	$158

Schedule of Income Tax Rate Reconciliation

	Year ended March 31,
	2014	2015	2016
Provision for income taxes at statutory tax rate in the PRC	$(1717)	$(650)	$(1,194)
Effect of income for which no income tax is chargeable	(296)	(441)	(210)
Effect of expense for which no income tax is deductible	2312	1209	1,452
Net change in valuation allowances	175	89	110
Under provision of income tax in previous years	150	—	—
Effective tax	$624	$207	158

Components of Deferred Income Tax

The net deferred income tax consists of the following:

	March 31,
	2015	2016
Deferred income tax assets	$-	$-
Deferred income tax liabilities	(804)	(825)
Net deferred income tax liabilities	$(804)	(825)

The components of net deferred income tax are as follows:

	March 31,
	2015	2016
Deferred income tax assets (liabilities) :
Net operating loss carry forwards	$127	$106
Provision of employee benefits	320	331
Depreciation and amortization	955	901
Revenue and cost of sales recognized for financial reporting purpose before being recognized for tax purpose	(1,225)	(1,153)
Others	(135)	(56)
Less: Valuation allowances	(846)	(954)
Net deferred income tax liabilities	$(804)	(825)